Derivative Instruments, Realized Gain (Loss) Related to Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net	$ (17,148)	$ 12,627	$ (365)	$ (7,476)	$ (3,162)	$ (707)	$ (2,033)	$ 13	$ (12,362)	$ (5,889)	$ (5,554)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net									(12,362)	(5,889)	(5,554)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Interest Rate Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net									(27,950)	(2,149)	(1,573)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Interest Rate Swaptions [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net									(1,544)	(1,451)	(680)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | TBAs [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net									2,251	(2,315)	(1,339)
Not Designated as Hedging Instrument [Member] | Realized Gain (Loss) on Derivatives, Net [Member] | Treasury Futures [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized gain (loss) on derivatives, net									$ 14,881	$ 26	$ (1,962)